1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	9 Months Ended
Sep. 30, 2016
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	September 30, 2016	September 30, 2015

Stock Warrants (Exercise price - $0.001/share)	34,500,000	34,500,000
Convertible Preferred Stock	2	2
Total	34,500,002	34,500,002

Schedule of fair Value of Financial Instruments
	September 30, 2016	December 31, 2015
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-

Concentration of credit risk

At September 30, 2016 and December 31, 2015, the Company had a concentration of accounts receivable of:

Customer	September 30,2016	December 31,2015
Customer A	100%	0%

For the three months ended September 30, 2016 and September 30, 2015, the Company had a concentration of sales of:

Customer	September 30,2016	September 30,2015
	100%	0%

For the nine months ended September 30, 2016 and September 30, 2015, the Company had a concentration of sales of:

Customer	September 30,2016	September 30,2015
	100%	0%